UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08631
                                                     ---------

                               Phoenix Portfolios
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



             Kevin J. Carr, Esq.
      Vice President, Chief Legal Officer,             John H. Beers, Esq.
    Counsel and Secretary for Registrant           Vice President and Counsel
       Phoenix Life Insurance Company           Phoenix Life Insurance Company
              One American Row                          One American Row
           Hartford, CT 06103-2899                  Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                    Date of reporting period: April 30, 2007
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------

                                                               SEMIANNUAL REPORT



PHOENIX MARKET NEUTRAL FUND






                     |                   | WOULDN'T YOU RATHER HAVE THIS
                     |                   | DOCUMENT E-MAILED TO YOU?
TRUST NAME:          |                   | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX PORTFOLIOS   |  April 30, 2007   | E-DELIVERY AT PHOENIXFUNDS.COM
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Disclosure of Fund Expenses ...............................................    2
Phoenix Market Neutral Fund ...............................................    3
Notes to Financial Statements .............................................   15
Board of Trustees' Consideration of Investment Advisory Agreement .........   19





--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Portfolios unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE TO SHAREHOLDERS


DEAR PHOENIXFUNDS SHAREHOLDER:

      We are pleased to provide this report for the six months ended April 30, 2007. It includes valuable information about your Phoenix mutual fund--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period.

      At Phoenix, we strive to provide investors with CHOICE. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds managed by more than a dozen different management teams, including both Phoenix affiliates and outside sub-advisers.

      We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOsSM (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

      For more information on the mutual funds including PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

      As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.


Sincerely yours,

/s/ George R. Aylward
---------------------
George R. Aylward
President, PhoenixFunds

MAY 2007

PHOENIX MARKET NEUTRAL FUND


DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF OCTOBER 31, 2006 TO APRIL 30, 2007)

   We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Market Neutral Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.


EXPENSE TABLE
--------------------------------------------------------------------------------
                         Beginning           Ending                  Expenses
                          Account            Account    Annualized     Paid
                           Value              Value       Expense     During
                          10/31/06           4/30/07       Ratio      Period*
--------------------------------------------------------------------------------
MARKET NEUTRAL FUND
--------------------------------------------------------------------------------
ACTUAL
Class A.............      $1,000.00        $  991.50        3.89%     $19.21
Class B.............       1,000.00           986.40        4.43       21.82
Class C.............       1,000.00           987.30        4.48       22.07

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A.............       1,000.00         1,005.27        3.89       19.53
Class B.............       1,000.00         1,002.55        4.43       22.24
Class C.............       1,000.00         1,002.30        4.48       22.49
--------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO INCLUDING DIVIDENDS ON SHORT SALES AND WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (181) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND OUT MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX MARKET NEUTRAL FUND

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)                                        4/30/07
--------------------------------------------------------------------------------

Long Positions as a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                                  23%
Information Technology                      18
Industrials                                 15
Consumer Discretionary                       9
Health Care                                  7
Materials                                    4
Utilities                                    2
Other (includes short-term investments)     22



Short Positions as a percentage of total securities sold short

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                                  25%
Information Technology                      21
Industrials                                 18
Consumer Discretionary                      13
Health Care                                  8
Utilities                                    4
Materials                                    3
Other (includes short-term investments)      8



                SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
                                 APRIL 30, 2007
                                   (UNAUDITED)


                                                        SHARES       VALUE
                                                        ------   ------------

OMESTIC COMMON STOCKS--86.9%

ADVERTISING--0.7%
Omnicom Group, Inc. .................................    4,300   $    450,253

AEROSPACE & DEFENSE--0.6%
Teledyne Technologies, Inc.(b) ......................    8,700        383,757

AIR FREIGHT & LOGISTICS--1.3%
ABX Air, Inc.(b) ....................................   43,600        284,272
Dynamex, Inc.(b) ....................................    5,700        149,625
Hub Group, Inc. Class A(b) ..........................   11,000        396,000
                                                                 ------------
                                                                      829,897
                                                                 ------------

AIRLINES--1.2%
Continental Airlines, Inc. Class B(b) ...............   10,800        394,848
Pinnacle Airlines Corp.(b) ..........................   24,400        399,428
                                                                 ------------
                                                                      794,276
                                                                 ------------

ALUMINUM--0.7%
Alcoa, Inc. .........................................   12,900        457,821

APPAREL RETAIL--1.1%
Jos. A. Bank Clothiers, Inc.(b) .....................    9,600        370,944
Men's Wearhouse, Inc. (The) .........................    8,400        363,468
                                                                 ------------
                                                                      734,412
                                                                 ------------

APPAREL, ACCESSORIES & LUXURY GOODS--2.2%
Maidenform Brands, Inc.(b) ..........................   17,900        364,981
Movado Group, Inc. ..................................    8,400        276,528
Phillips-Van Heusen Corp. ...........................    6,900        385,710
Warnaco Group, Inc. (The)(b) ........................   14,100        398,748
                                                                 ------------
                                                                    1,425,967
                                                                 ------------


                                                        SHARES       VALUE
                                                        ------   ------------

APPLICATION SOFTWARE--1.9%
Autodesk, Inc.(b) ...................................   10,600   $    437,462
Cadence Design Systems, Inc.(b) .....................   19,100        424,020
Epicor Software Corp.(b) ............................   23,400        339,300
OPNET Technologies, Inc.(b) .........................    1,600         18,000
                                                                 ------------
                                                                    1,218,782
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Franklin Resources, Inc. ............................    3,100        407,061

BREWERS--0.5%
Boston Beer Co., Inc. (The) Class A(b) ..............   10,000        322,100

BROADCASTING & CABLE TV--0.1%
Salem Communications Holding Corp. Class A ..........    8,700        100,224

BUILDING PRODUCTS--2.5%
American Standard Cos., Inc. ........................    7,000        385,420
Apogee Enterprises, Inc. ............................   16,400        394,912
Builders FirstSource, Inc.(b) .......................   25,500        411,315
Goodman Global, Inc.(b) .............................   24,700        460,655
                                                                 ------------
                                                                    1,652,302
                                                                 ------------

CASINOS & GAMING--0.6%
Dover Downs Gaming & Entertainment, Inc. ............   31,700        412,417

COAL & CONSUMABLE FUELS--0.6%
USEC, Inc.(b) .......................................   19,800        399,366

COMMUNICATIONS EQUIPMENT--1.8%
Arris Group, Inc.(b) ................................   26,600        394,212
Dycom Industries, Inc.(b) ...........................   15,000        388,650
QUALCOMM, Inc. ......................................    9,200        402,960
                                                                 ------------
                                                                    1,185,822
                                                                 ------------

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                        SHARES       VALUE
                                                        ------   ------------

COMPUTER HARDWARE--1.3%
Hewlett-Packard Co. .................................    9,600   $    404,544
International Business Machines Corp. ...............    4,200        429,282
                                                                 ------------
                                                                      833,826
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--0.6%
Western Digital Corp.(b) ............................   22,200        392,496

CONSTRUCTION & ENGINEERING--0.7%
Perini Corp.(b) .....................................   10,100        430,260

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.3%
Commercial Vehicle Group, Inc.(b)  ..................   19,900        391,234
Wabtec Corp. ........................................   12,800        475,520
                                                                 ------------
                                                                      866,754
                                                                 ------------

CONSTRUCTION MATERIALS--0.4%
Headwaters, Inc.(b) .................................   12,500        270,875

CONSUMER FINANCE--1.4%
AmeriCredit Corp.(b) ................................   18,800        474,324
CompuCredit Corp.(b) ................................   12,400        448,384
                                                                 ------------
                                                                      922,708
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--1.9%
Alliance Data Systems Corp.(b) ......................    6,200        394,692
Electronic Data Systems Corp. .......................   13,700        400,588
Fiserv, Inc.(b) .....................................    8,200        435,994
                                                                 ------------
                                                                    1,231,274
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Navigant Consulting, Inc.(b) ........................    4,700         90,146

DIVERSIFIED METALS & MINING--0.6%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia)(c) ......................................    5,900        396,244

DIVERSIFIED REITS--0.6%
Investors Real Estate Trust .........................   40,000        422,000

ELECTRIC UTILITIES--0.6%
FirstEnergy Corp. ...................................    5,900        403,796

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Smith (A.O.) Corp. ..................................   10,300        392,430

ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
Littelfuse, Inc.(b) .................................    8,100        324,891
Mettler-Toledo International, Inc.(b) ...............    4,300        419,766
                                                                 ------------
                                                                      744,657
                                                                 ------------

ELECTRONIC MANUFACTURING SERVICES--0.0%
Zygo Corp.(b) .......................................      500          8,005



                                                        SHARES       VALUE
                                                        ------   ------------

GENERAL MERCHANDISE STORES--0.6%
Dollar Tree Stores, Inc.(b) .........................   10,600   $    416,792

HEALTH CARE EQUIPMENT--1.2%
CONMED Corp.(b) .....................................   13,000        394,160
Kinetic Concepts, Inc.(b) ...........................    7,300        365,000
                                                                 ------------
                                                                      759,160
                                                                 ------------

HEALTH CARE FACILITIES--0.6%
LifePoint Hospitals, Inc.(b) ........................   10,300        376,053

HEALTH CARE SERVICES--0.6%
Gentiva Health Services, Inc.(b) ....................   20,100        376,272

HEALTH CARE TECHNOLOGY--0.6%
IMS Health, Inc. ....................................   13,400        393,022

HOTELS, RESORTS & CRUISE LINES--0.6%
Royal Caribbean Cruises Ltd. ........................    9,400        390,758

HYPERMARKETS & SUPER CENTERS--0.7%
Wal-Mart Stores, Inc. ...............................    9,000        431,280

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.4%
AES Corp. (The)(b) ..................................   17,800        391,422
NRG Energy, Inc.(b) .................................    5,200        410,592
Ocean Power Technologies, Inc.(b)  ..................    6,700         96,212
                                                                 ------------
                                                                      898,226
                                                                 ------------

INDUSTRIAL CONGLOMERATES--1.8%
McDermott International, Inc.(b) ....................    8,200        440,012
Textron, Inc. .......................................    3,900        396,513
Tredegar Corp. ......................................   16,000        373,920
                                                                 ------------
                                                                    1,210,445
                                                                 ------------

INDUSTRIAL MACHINERY--1.9%
Nordson Corp. .......................................    7,400        339,142
Parker Hannifin Corp. ...............................    5,100        469,914
Pentair, Inc. .......................................   12,700        408,178
                                                                 ------------
                                                                    1,217,234
                                                                 ------------

INTERNET RETAIL--0.5%
Priceline.com, Inc.(b) ..............................    6,400        356,096

INTERNET SOFTWARE & SERVICES--2.4%
eBay, Inc.(b) .......................................   11,800        400,492
Travelzoo, Inc.(b) ..................................   11,100        308,136
United Online, Inc. .................................   31,400        453,102
VeriSign, Inc.(b) ...................................   15,900        434,865
                                                                 ------------
                                                                    1,596,595
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--2.7%
Edwards (A.G.), Inc. ................................    5,500        398,475
Goldman Sachs Group, Inc. (The) .....................    2,100        459,081


                        See Notes to Financial Statements
4

Phoenix Market Neutral Fund


                                                        SHARES       VALUE
                                                        ------   ------------

INVESTMENT BANKING & BROKERAGE--CONTINUED
Merrill Lynch & Co., Inc. ...........................    4,900   $    442,127
Morgan Stanley ......................................    5,500        462,055
                                                                 ------------
                                                                    1,761,738
                                                                 ------------

IT CONSULTING & OTHER SERVICES--1.2%
Acxiom Corp. ........................................   20,300        458,780
Forrester Research, Inc.(b) .........................   12,600        324,828
                                                                 ------------
                                                                      783,608
                                                                 ------------

LEISURE PRODUCTS--0.6%
Mattel, Inc. ........................................   14,000        396,200

LIFE & HEALTH INSURANCE--0.6%
Nationwide Financial Services, Inc. Class A .........    7,200        411,336

LIFE SCIENCES TOOLS & SERVICES--1.3%
Bruker BioSciences Corp.(b) .........................   37,300        429,323
Varian, Inc.(b) .....................................    7,000        405,720
                                                                 ------------
                                                                      835,043
                                                                 ------------

MANAGED HEALTH CARE--1.1%
HealthSpring, Inc.(b) ...............................   16,700        392,784
WellCare Health Plans, Inc.(b) ......................    4,000        322,360
                                                                 ------------
                                                                      715,144
                                                                 ------------

MORTGAGE REITS--3.1%
Annaly Mortgage Management, Inc. ....................   25,500        405,705
Capital Trust, Inc. Class A .........................    9,300        440,541
Gramercy Capital Corp. ..............................   12,900        417,831
iStar Financial, Inc. ...............................    8,300        397,736
NorthStar Realty Finance Corp. ......................   26,900        398,120
                                                                 ------------
                                                                    2,059,933
                                                                 ------------

MOVIES & ENTERTAINMENT--0.6%
Walt Disney Co. (The) ...............................   11,500        402,270

MULTI-UTILITIES--1.3%
CenterPoint Energy, Inc. ............................   22,000        414,260
MDU Resources Group, Inc. ...........................   14,000        424,200
                                                                 ------------
                                                                      838,460
                                                                 ------------

OFFICE ELECTRONICS--0.6%
Xerox Corp.(b) ......................................   21,800        403,300

OFFICE REITS--0.6%
HRPT Properties Trust ...............................   32,100        392,904

OIL & GAS EQUIPMENT & SERVICES--0.6%
Superior Energy Services, Inc.(b)  ..................   11,400        414,162

OIL & GAS EXPLORATION & PRODUCTION--1.2%
Chesapeake Energy Corp. .............................   12,000        405,000
XTO Energy, Inc. ....................................    7,000        379,890
                                                                 ------------
                                                                      784,890
                                                                 ------------



                                                        SHARES       VALUE
                                                        ------   ------------

OIL & GAS REFINING & MARKETING--1.0%
Alon USA Energy, Inc. ...............................   10,300   $    385,220
Tesoro Corp. ........................................    2,000        242,400
                                                                 ------------
                                                                      627,620
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
JPMorgan Chase & Co. ................................    8,200        427,220

PAPER PACKAGING--0.7%
Rock-Tenn Co. Class A ...............................   11,300        432,338

PAPER PRODUCTS--1.8%
Buckeye Technologies, Inc.(b) .......................   30,600        387,702
International Paper Co. .............................   11,000        414,920
Mercer International, Inc.(b) .......................   32,200        394,772
                                                                 ------------
                                                                    1,197,394
                                                                 ------------

PERSONAL PRODUCTS--1.0%
Mannatech, Inc. .....................................   26,300        406,598
USANA Health Sciences, Inc.(b) ......................    6,000        239,040
                                                                 ------------
                                                                      645,638
                                                                 ------------

PHARMACEUTICALS--1.2%
King Pharmaceuticals, Inc.(b) .......................   20,400        417,180
Sciele Pharma, Inc.(b) ..............................   15,800        390,576
                                                                 ------------
                                                                      807,756
                                                                 ------------

PROPERTY & CASUALTY INSURANCE--0.8%
CNA Financial Corp.(b) ..............................    9,200        429,364
Harleysville Group, Inc. ............................    2,700         82,458
                                                                 ------------
                                                                      511,822
                                                                 ------------

PUBLISHING--0.6%
Meredith Corp. ......................................    6,800        393,856

RAILROADS--0.6%
Kansas City Southern Industries, Inc.(b) ............   11,100        412,365

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.7%
Jones Lang LaSalle, Inc. ............................    4,200        451,458

REGIONAL BANKS--3.8%
First BanCorp .......................................   30,500        382,470
Marshall & Ilsley Corp. .............................    8,600        412,972
Sterling Financial Corp. ............................   11,700        344,916
Texas Capital Banshares, Inc.(b) ....................   19,600        398,076
UCBH Holdings, Inc. .................................   18,600        334,056
W Holding Co., Inc. .................................   50,100        242,484
Wilshire Bancorp, Inc. ..............................   27,400        377,024
                                                                 ------------
                                                                    2,491,998
                                                                 ------------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                        SHARES       VALUE
                                                        ------   ------------

RESTAURANTS--1.3%
Darden Restaurants, Inc. ............................   11,000   $    456,280
O'Charley's, Inc.(b) ................................   18,500        390,535
                                                                 ------------
                                                                      846,815
                                                                 ------------

RETAIL REITS--0.7%
Ramco-Gershenson Properties Trust ...................   11,900        440,300

SEMICONDUCTOR EQUIPMENT--1.9%
KLA-Tencor Corp. ....................................    7,400        411,070
MKS Instruments, Inc.(b) ............................   15,200        409,640
Novellus Systems, Inc.(b) ...........................   12,300        398,151
                                                                 ------------
                                                                    1,218,861
                                                                 ------------

SEMICONDUCTORS--2.6%
AMIS Holdings, Inc.(b) ..............................   38,500        446,600
Amkor Technology, Inc.(b) ...........................   31,600        442,084
ON Semiconductor Corp.(b) ...........................   42,000        449,820
Pericom Semiconductor Corp.(b) ......................   34,900        349,349
                                                                 ------------
                                                                    1,687,853
                                                                 ------------

SPECIALIZED FINANCE--0.8%
Asta Funding, Inc. ..................................    8,700        380,451
Encore Capital Group, Inc.(b) .......................   12,500        149,000
                                                                 ------------
                                                                      529,451
                                                                 ------------

SPECIALIZED REITS--2.5%
Ashford Hospitality Trust, Inc. .....................   32,400        388,800
Hersha Hospitality Trust ............................   33,900        402,732
Highland Hospitality Corp. ..........................   21,800        415,290
Hospitality Properties Trust ........................    9,400        427,982
                                                                 ------------
                                                                    1,634,804
                                                                 ------------

STEEL--0.6%
Steel Dynamics, Inc. ................................    8,800        389,928

SYSTEMS SOFTWARE--1.9%
BMC Software, Inc.(b) ...............................   12,900        417,573
McAfee, Inc.(b) .....................................   13,100        425,619
Sybase, Inc.(b) .....................................   15,700        379,783
                                                                 ------------
                                                                    1,222,975
                                                                 ------------

THRIFTS & MORTGAGE FINANCE--2.3%
City Bank ...........................................    9,450        294,934
FirstFed Financial Corp.(b) .........................    6,900        424,212
Ocwen Financial Corp.(b) ............................   28,500        406,410
TierOne Corp. .......................................   15,500        376,495
                                                                 ------------
                                                                    1,502,051
                                                                 ------------



                                                        SHARES       VALUE
                                                        ------   ------------

TRADING COMPANIES & DISTRIBUTORS--2.3%
Applied Industrial Technologies, Inc. ...............   14,700   $    394,989
Beacon Roofing Supply, Inc.(b) ......................    3,200         50,336
Houston Wire & Cable Co.(b) .........................   13,700        403,671
MSC Industrial Direct Co., Inc. Class A .............    4,800        233,952
United Rentals, Inc.(b) .............................   12,400        415,400
                                                                 ------------
                                                                    1,498,348
                                                                 ------------

TRUCKING--0.6%
Con-Way, Inc. .......................................    7,800        426,114

WATER UTILITIES--0.3%
Southwest Water Co. .................................   12,300        167,157

WIRELESS TELECOMMUNICATION SERVICES--0.3%
USA Mobility, Inc. ..................................   10,400        222,144
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $53,620,335)                                      56,987,115
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Telefonica Data Argentina S.A. (Argentina)(b)(e) ....    1,400              0
Telefonica Moviles S.A. (Argentina)(b)(e) ...........    1,400              0
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $0)                                                        0
--------------------------------------------------------------------------------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                        ------
SHORT-TERM INVESTMENTS--10.4%
COMMERCIAL PAPER(d)--10.4%
Sysco Corp. 5.30%, 5/1/07............................   $3,860      3,860,000

Merrill Lynch & Co., Inc. 5.24%, 5/2/07 .............    2,950      2,949,571
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,809,571)                                        6,809,571
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--97.3%
(IDENTIFIED COST $60,429,906)                                      63,796,686(a)

SECURITIES SOLD SHORT--(86.6)%
(PROCEEDS $56,896,110)                                            (56,811,451)

Other assets and liabilities, net--89.3%                           58,606,726
                                                                 ------------
NET ASSETS--100.0%                                               $ 65,591,961
                                                                 ============


                        See Notes to Financial Statements
6

Phoenix Market Neutral Fund

                                                        SHARES       VALUE
                                                        ------   ------------

SECURITIES SOLD SHORT--86.6%
DOMESTIC COMMON STOCKS SOLD SHORT--85.9%

ADVERTISING--1.3%
Arbitron, Inc. ......................................    8,500   $    418,880
Lamar Advertising Co. Class A .......................    6,900        416,346
                                                                 ------------
                                                                      835,226
                                                                 ------------

AEROSPACE & DEFENSE--0.6%
Hexcel Corp. ........................................   18,700        405,790

AIR FREIGHT & LOGISTICS--0.9%
Expeditors International of Washington, Inc. ........   10,100        422,180
Forward Air Corp. ...................................    4,900        149,499
                                                                 ------------
                                                                      571,679
                                                                 ------------

AIRLINES--1.3%
Mesa Air Group, Inc. ................................   58,500        395,460
Southwest Airlines Co. ..............................   29,700        426,195
                                                                 ------------
                                                                      821,655
                                                                 ------------

ALUMINUM--0.6%
Kaiser Aluminum Corp. ...............................    5,300        417,693

APPAREL RETAIL--1.2%
Finish Line, Inc. (The) Class A .....................   28,700        378,553
Foot Locker, Inc. ...................................   16,700        397,293
                                                                 ------------
                                                                      775,846
                                                                 ------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
Cherokee, Inc. ......................................    5,900        270,928
G-III Apparel Group Ltd. ............................   22,600        398,551
Quiksilver, Inc. ....................................   32,700        434,910
                                                                 ------------
                                                                    1,104,389
                                                                 ------------

APPLICATION SOFTWARE--3.2%
Adobe Systems, Inc. .................................    9,300        386,508
Blackbaud, Inc. .....................................   17,500        386,400
Interactive Intelligence, Inc. ......................    3,100         45,477
Net 1 UEPS Technologies, Inc. .......................   15,400        387,772
Synchronoss Technologies, Inc. ......................   22,200        498,168
Transaction Systems Architects, Inc. ................   12,700        402,971
                                                                 ------------
                                                                    2,107,296
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Ares Capital Corp. ..................................   21,700        389,732

BROADCASTING & CABLE TV--0.7%
Discovery Holdings Co. Class A ......................   18,200        395,850
Spanish Broadcasting System, Inc. Class A ...........   25,600         87,296
                                                                 ------------
                                                                      483,146
                                                                 ------------



                                                        SHARES       VALUE
                                                        ------   ------------

BUILDING PRODUCTS--2.8%
Ameron International Corp. ..........................    5,700   $    394,098
Owens Corning, Inc. .................................   12,000        367,800
PGT, Inc. ...........................................   35,300        363,590
Trex Co., Inc. ......................................   13,400        273,226
USG Corp. ...........................................    8,700        401,505
                                                                 ------------
                                                                    1,800,219
                                                                 ------------

CASINOS & GAMING--1.3%
Churchill Downs, Inc. ...............................    8,200        382,858
Scientific Games Corp. Class A ......................   13,900        462,731
                                                                 ------------
                                                                      845,589
                                                                 ------------

CATALOG RETAIL--0.6%
Gaiam, Inc. Class A .................................   26,200        398,502

COAL & CONSUMABLE FUELS--0.6%
Foundation Coal Holdings, Inc. ......................   10,700        421,473

COMMUNICATIONS EQUIPMENT--1.8%
Ciena Corp. .........................................   14,000        408,240
Motorola, Inc. ......................................   22,600        391,658
Tellabs, Inc. .......................................   36,300        385,506
                                                                 ------------
                                                                    1,185,404
                                                                 ------------

COMPUTER HARDWARE--0.6%
Palm, Inc. ..........................................   21,800        367,984

COMPUTER STORAGE & PERIPHERALS--1.2%
Intermec, Inc. ......................................   19,100        426,503
SanDisk Corp. .......................................    8,900        386,705
                                                                 ------------
                                                                      813,208
                                                                 ------------

CONSTRUCTION & ENGINEERING--0.7%
Shaw Group, Inc. (The) ..............................   13,500        437,805

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.3%
Blount International, Inc. ..........................   27,800        378,914
Bucyrus International, Inc. Class A .................    7,100        445,454
                                                                 ------------
                                                                      824,368
                                                                 ------------

CONSUMER FINANCE--1.2%
Capital One Financial Corp. .........................    5,200        386,152
Student Loan Corp. (The) ............................    2,100        427,770
                                                                 ------------
                                                                      813,922
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--1.8%
BISYS Group, Inc. (The) .............................   35,400        409,578
eFunds Corp. ........................................   14,000        390,600
Paychex, Inc. .......................................   10,700        396,970
                                                                 ------------
                                                                    1,197,148
                                                                 ------------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                        SHARES       VALUE
                                                        ------   ------------

DISTILLERS & VINTNERS--0.5%
Brown-Forman Corp. Class B ..........................    5,400   $    345,222

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.5%
Exponent, Inc. ......................................   11,900        251,685
LECG Corp. ..........................................    5,900         86,435
                                                                 ------------
                                                                      338,120
                                                                 ------------

DIVERSIFIED METALS & MINING--1.2%
Compass Minerals International, Inc. ................   11,400        391,476
Titanium Metals Corp. ...............................   11,300        390,189
                                                                 ------------
                                                                      781,665
                                                                 ------------

DIVERSIFIED REITS--0.3%
Capital Lease Funding, Inc. .........................   15,200        169,784

ELECTRIC UTILITIES--0.6%
Cleco Corp. .........................................   14,200        398,452

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Baldor Electric Co. .................................   10,800        425,412
Vicor Corp. .........................................    5,800         62,176
                                                                 ------------
                                                                      487,588
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
Checkpoint Systems, Inc. ............................   16,800        369,432
Daktronics, Inc. ....................................   15,200        346,256
                                                                 ------------
                                                                      715,688
                                                                 ------------

FOOTWEAR--0.6%
Iconix Brand Group, Inc. ............................   19,200        386,496

FOREST PRODUCTS--1.3%
Deltic Timber Corp. .................................    8,300        414,585
Weyerhaeuser Co. ....................................    5,300        419,866
                                                                 ------------
                                                                      834,451
                                                                 ------------

GENERAL MERCHANDISE STORES--0.6%
99 Cents Only Stores ................................   26,800        383,240

HEALTH CARE EQUIPMENT--1.2%
Advanced Medical Optics, Inc. .......................    9,400        380,042
Boston Scientific Corp. .............................   24,800        382,912
                                                                 ------------
                                                                      762,954
                                                                 ------------

HEALTH CARE FACILITIES--1.2%
Sun Healthcare Group, Inc. ..........................   32,300        405,042
Sunrise Senior Living, Inc. .........................   10,200        390,558
                                                                 ------------
                                                                      795,600
                                                                 ------------

HEALTH CARE SERVICES--0.7%
Landauer, Inc. ......................................    7,300        342,370
Matria Healthcare, Inc. .............................    3,200         92,736
                                                                 ------------
                                                                      435,106
                                                                 ------------



                                                        SHARES       VALUE
                                                        ------   ------------

HEALTH CARE TECHNOLOGY--0.6%
Allscripts Healthcare Solutions, Inc. ...............   14,900   $    394,105

HYPERMARKETS & SUPER CENTERS--0.7%
PriceSmart, Inc. ....................................   26,000        432,380

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.1%
Dynegy, Inc. ........................................   39,900        375,459
Ormat Technologies, Inc. ............................    9,900        361,251
                                                                 ------------
                                                                      736,710
                                                                 ------------

INDUSTRIAL CONGLOMERATES--1.9%
3M Co. ..............................................    5,800        480,066
Raven Industries, Inc. ..............................   13,500        390,420
Sequa Corp. Class A .................................    3,300        386,760
                                                                 ------------
                                                                    1,257,246
                                                                 ------------

INDUSTRIAL MACHINERY--1.8%
CLARCOR, Inc. .......................................   12,600        397,404
ESCO Technologies, Inc. .............................    9,500        432,820
Flow International Corp. ............................   31,800        370,152
                                                                 ------------
                                                                    1,200,376
                                                                 ------------

INDUSTRIAL REITS--1.2%
EastGroup Properties, Inc. ..........................    8,200        410,902
First Potomac Realty Trust ..........................   15,300        394,893
                                                                 ------------
                                                                      805,795
                                                                 ------------

INTERNET SOFTWARE & SERVICES--1.8%
Akamai Technologies, Inc. ...........................    8,200        361,456
CNET Networks, Inc. .................................   49,600        418,128
Internet Capital Group, Inc. ........................   34,600        414,162
                                                                 ------------
                                                                    1,193,746
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--2.5%
Greenhill & Co., Inc. ...............................    6,800        430,100
Jefferies Group, Inc. ...............................   13,800        437,460
Piper Jaffray Cos ...................................    6,400        408,384
Stifel Financial Corp. ..............................    8,200        368,262
                                                                 ------------
                                                                    1,644,206
                                                                 ------------

IT CONSULTING & OTHER SERVICES--1.2%
Lionbridge Technologies, Inc. .......................   72,500        368,300
MAXIMUS, Inc. .......................................   11,400        398,316
                                                                 ------------
                                                                      766,616
                                                                 ------------

LEISURE FACILITIES--0.7%
Life Time Fitness, Inc. .............................    8,400        431,760

LIFE & HEALTH INSURANCE--0.6%
Conseco, Inc. .......................................   22,700        401,563


                        See Notes to Financial Statements
8

Phoenix Market Neutral Fund

                                                        SHARES       VALUE
                                                        ------   ------------

LIFE SCIENCES TOOLS & SERVICES--1.1%
Bio-Rad Laboratories, Inc. Class A ..................    4,600   $    325,542
Pra International ...................................   18,300        415,776
                                                                 ------------
                                                                      741,318
                                                                 ------------

MANAGED HEALTH CARE--0.6%
Magellan Health Services, Inc. ......................    9,400        403,448

MORTGAGE REITS--0.6%
Redwood Trust, Inc. .................................    7,700        386,617

MULTI-SECTOR HOLDINGS--0.8%
Leucadia National Corp. .............................   13,400        403,876
Resource America, Inc. ..............................    6,500        143,715
                                                                 ------------
                                                                      547,591
                                                                 ------------

MULTI-UTILITIES--1.3%
Ameren Corp. ........................................    8,400        441,588
KeySpan Corp. .......................................    9,600        397,536
                                                                 ------------
                                                                      839,124
                                                                 ------------

OFFICE ELECTRONICS--0.6%
Zebra Technologies Corp. Class A ....................    9,700        385,963

OFFICE REITS--1.9%
Corporate Office Properties Trust ...................    8,500        400,435
Kilroy Realty Corp. .................................    5,700        432,801
Maguire Properties, Inc. ............................   10,700        385,521
                                                                 ------------
                                                                    1,218,757
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES--0.6%
Universal Compression Holdings, Inc. ................    5,900        392,763

OIL & GAS EXPLORATION & PRODUCTION--2.5%
Bois d'Arc Energy, Inc. .............................   26,900        402,693
Brigham Exploration Co. .............................   40,900        247,854
Harvest Natural Resources, Inc. .....................   40,500        407,025
Southwestern Energy Co. .............................    9,100        382,200
Toreador Resources Corp. ............................   13,600        217,872
                                                                 ------------
                                                                    1,657,644
                                                                 ------------

PAPER PACKAGING--0.6%
Chesapeake Corp. ....................................   28,500        420,660

PAPER PRODUCTS--0.6%
Bowater, Inc. .......................................   16,900        369,941

PERSONAL PRODUCTS--1.1%
Bare Escentuals, Inc. ...............................   11,000        444,730
Physicians Formula Holdings, Inc. ...................   11,900        250,138
                                                                 ------------
                                                                      694,868
                                                                 ------------



                                                        SHARES       VALUE
                                                        ------   ------------

PHARMACEUTICALS--1.2%
Allergan, Inc. ......................................    3,400   $    412,080
Pain Therapeutics, Inc. .............................   49,100        381,507
                                                                 ------------
                                                                      793,587
                                                                 ------------

PHOTOGRAPHIC PRODUCTS--0.6%
Eastman Kodak Co. ...................................   15,200        378,632

PROPERTY & CASUALTY INSURANCE--0.9%
Alfa Corp. ..........................................   11,400        204,516
Stewart Information Services Corp. ..................    9,900        398,178
                                                                 ------------
                                                                      602,694
                                                                 ------------

RAILROADS--1.2%
Florida East Coast Industries, Inc. .................    6,000        423,060
Genesee & Wyoming, Inc. Class A .....................   14,100        383,379
                                                                 ------------
                                                                      806,439
                                                                 ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
Forest City Enterprises, Inc. Class A ...............    5,800        387,498

REGIONAL BANKS--3.9%
BankFinancial Corp. .................................   26,400        419,760
Capital Corp of The West ............................    9,500        225,720
Fifth Third Bancorp .................................   10,100        409,959
First Commonwealth Financial Corp. ..................   28,200        313,866
Irwin Financial Corp. ...............................   24,200        387,926
Midwest Banc Holdings, Inc. .........................   22,200        374,514
Valley National Bancorp .............................   15,700        398,309
                                                                 ------------
                                                                    2,530,054
                                                                 ------------

RESIDENTIAL REITS--1.3%
American Campus Communities, Inc. ...................   14,400        440,928
Equity Residential ..................................    8,400        390,012
                                                                 ------------
                                                                      830,940
                                                                 ------------

RESTAURANTS--0.6%
Panera Bread Co. Class A ............................    7,100        395,399

RETAIL REITS--1.9%
Acadia Realty Trust .................................   16,200        435,456
Cedar Shopping Centers, Inc. ........................   24,200        386,474
Equity One, Inc. ....................................   15,300        427,329
                                                                 ------------
                                                                    1,249,259
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--1.1%
ATMI, Inc. ..........................................   11,900        368,067
FormFactor, Inc. ....................................    8,800        363,352
                                                                 ------------
                                                                      731,419
                                                                 ------------


                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                                                        SHARES       VALUE
                                                        ------   ------------

SEMICONDUCTORS--3.0%
Rambus, Inc. ........................................   19,300   $    382,333
Semtech Corp. .......................................   29,500        425,390
Sigma Designs, Inc. .................................   14,100        330,363
SiRF Technology Holdings, Inc. ......................   15,900        385,734
Volterra Semiconductor Corp. ........................   26,900        425,289
                                                                 ------------
                                                                    1,949,109
                                                                 ------------

SPECIALIZED FINANCE--0.6%
Chicago Mercantile Exchange Holdings, Inc.
Class A .............................................      800        413,400

SPECIALIZED REITS--0.5%
Healthcare Realty Trust, Inc. .......................   10,300        350,818

SYSTEMS SOFTWARE--0.6%
Novell, Inc. ........................................   54,700        399,310

THRIFTS & MORTGAGE FINANCE--2.2%
Astoria Financial Corp. .............................   14,200        377,152
Berkshire Hills Bancorp, Inc. .......................   10,100        325,624
Brookline Bancorp, Inc. .............................   34,100        406,472
NewAlliance Bancshares, Inc. ........................   22,900        357,469
                                                                 ------------
                                                                    1,466,717
                                                                 ------------



                                                        SHARES       VALUE
                                                        ------   ------------

TRADING COMPANIES & DISTRIBUTORS--2.3%
BlueLinx Holdings, Inc. .............................   34,300   $    391,363
Electro Rent Corp. ..................................    8,100        105,138
Fastenal Co. ........................................    9,900        407,088
NuCo2, Inc. .........................................   15,400        383,461
TransDigm Group, Inc. ...............................    5,900        223,433
                                                                 ------------
                                                                    1,510,483
                                                                 ------------

WATER UTILITIES--0.2%
SJW Corp. ...........................................    4,400        152,504

WIRELESS TELECOMMUNICATION SERVICES--0.3%
American Tower Corp. Class A ........................    5,700        216,600
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS SOLD SHORT
(PROCEEDS $56,450,700)                                             56,340,499
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--0.7%


INTERNET SOFTWARE & SERVICES--0.7%
Sohu.Com, Inc. (China) ..............................   18,600        470,952
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $445,410)                                                   470,952
--------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $56,896,110)                                           $ 56,811,451(f)
                                                                 ============


NOTES:

LONG POSITION ("LONG")
Ownership of a security, giving the investor the right to transfer ownership to someone else, the right to receive income paid by the security, and the right to any profits or losses as the security's value changes.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SHORT POSITION ("SHORT")
Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. If the price rises, the investor must buy at the higher price and sustains a loss.



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,342,649 and gross depreciation of $1,338,884 for federal income tax purposes. At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $60,792,921.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2E, "Foreign Security Country Determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.
(e) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2007, these securities amounted to a value of $0 or 0.0% of net assets. For acquisition information, see Note 6, "Illiquid and Restricted Securities" in the Notes in to Financial Statements.
(f) Federal Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $1,453,540, and gross depreciation of $2,486,279 for federal income tax purposes. At April 30, 2007, the aggregate proceeds of securities sold short for federal income tax purposes was $55,778,712.

                        See Notes to Financial Statements
10

Phoenix Market Neutral Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2007
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $60,429,906)                                   $ 63,796,686
Deposits with broker for securities sold short                       56,585,228
Cash                                                                      4,400
Receivables
   Investment securities sold                                         9,633,633
   Fund shares sold                                                   1,844,512
   Dividends and interest                                               190,062
Trustee retainer                                                            484
Prepaid expenses                                                         35,681
Other assets                                                             26,823
                                                                   ------------
     Total assets                                                   132,117,509
                                                                   ------------
LIABILITIES
Securities sold short at value (Proceeds $56,896,110)                56,811,451
Payables
   Investment securities purchased                                    9,266,060
   Fund shares repurchased                                              156,541
   Dividends on short sales                                              89,833
   Investment advisory fee                                               72,814
   Trustee deferred compensation plan                                    26,823
   Transfer agent fee                                                    21,932
   Distribution and service fees                                         20,776
   Administration fee                                                     4,401
   Other accrued expenses                                                54,917
                                                                   ------------
     Total liabilities                                               66,525,548
                                                                   ------------
NET ASSETS                                                         $ 65,591,961
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 89,359,811
Undistributed net investment income                                     364,181
Accumulated net realized loss                                       (27,583,470)
Net unrealized appreciation                                           3,366,780
Net unrealized appreciation on securities sold short                     84,659
                                                                   ------------
NET ASSETS                                                         $ 65,591,961
                                                                   ============
CLASS A
Net asset value per share (net assets/shares outstanding)                $10.86
Maximum offering price per share $10.86 /(1-5.75%)                       $11.52
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                            4,877,481
Net Assets                                                         $ 52,970,663

CLASS B
Net asset value and offering price per share                             $10.52
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              291,895
Net Assets                                                         $  3,071,403

CLASS C
Net asset value and offering price per share                             $10.47
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              912,269
Net Assets                                                         $  9,549,895



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2007
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                            $ 1,484,200
Dividends                                                               397,504
Foreign taxes withheld                                                   (1,030)
                                                                    -----------
     Total investment income                                          1,880,674
                                                                    -----------
EXPENSES
Investment advisory fee                                                 555,974
Service fees, Class A                                                    72,050
Distribution and service fees, Class B                                   18,439
Distribution and service fees, Class C                                   64,012
Administration fee                                                       29,581
Transfer agent                                                           68,053
Printing                                                                 47,581
Registration                                                             26,782
Custodian                                                                25,286
Professional                                                             20,700
Trustees                                                                  3,569
Miscellaneous                                                             7,740
                                                                    -----------
     Expenses prior to dividends on short sales                         939,767
Dividends on short sales                                                687,863
                                                                    -----------
     Total expenses                                                   1,627,630
Less expenses reimbursed by investment adviser                          (94,293)
Less advisory fees waived                                               (42,158)
Custodian fees paid indirectly                                             (271)
                                                                    -----------
     Net expenses                                                     1,490,908
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                            389,766
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               8,321,292
Net realized gain (loss) on securities sold short                    (9,957,457)
Net change in unrealized appreciation (depreciation)
   on investments                                                    (3,317,806)
Net change in unrealized appreciation (depreciation)
   on securities sold short                                           3,240,757
                                                                    -----------
Net gain (loss) on investments                                       (1,713,214)
                                                                    -----------
Net increase (decrease) in net assets resulting
   from operations                                                  $(1,323,448)
                                                                    ===========


                        See Notes to Financial Statements

PHOENIX MARKET NEUTRAL FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                        Six Months
                                                                                          Ended
                                                                                      April 30, 2007            Year Ended
                                                                                        (Unaudited)          October 31, 2006
                                                                                      --------------         ----------------
FROM OPERATIONS
   Net investment income (loss)                                                        $    389,766            $  1,146,603
   Net realized gain (loss)                                                              (1,636,165)             (8,251,147)
   Net change in unrealized appreciation (depreciation)                                     (77,049)             (1,724,315)
                                                                                       ------------            ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           (1,323,448)             (8,828,859)
                                                                                       ------------            ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                        (1,037,661)                     --
   Net investment income, Class B                                                           (54,714)                     --
   Net investment income, Class C                                                          (194,050)                     --
                                                                                       ------------            ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                             (1,286,425)                     --
                                                                                       ------------            ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,346,667 and 5,692,300 shares, respectively)          25,634,657              65,052,191
   Net asset value of shares issued from reinvestment of distributions
      (87,784 and 0 shares, respectively)                                                   949,843                      --
   Cost of shares repurchased (5,516,311 and 7,092,623 shares, respectively)            (60,654,985)            (81,002,150)
                                                                                       ------------            ------------
Total                                                                                   (34,070,485)            (15,949,959)
                                                                                       ------------            ------------
CLASS B
   Proceeds from sales of shares (12,278 and 40,851 shares, respectively)                   130,155                 452,387
   Net asset value of shares issued from reinvestment of
      distributions (4,257 and 0 shares, respectively)                                       44,743                      --
   Cost of shares repurchased (126,147 and 319,710 shares, respectively)                 (1,319,670)             (3,550,239)
                                                                                       ------------            ------------
Total                                                                                    (1,144,772)             (3,097,852)
                                                                                       ------------            ------------
CLASS C
   Proceeds from sales of shares (20,859 and 251,659 shares, respectively)                  219,138               2,813,922
   Net asset value of shares issued from reinvestment of distributions
      (16,517 and 0 shares, respectively)                                                   172,604                      --
   Cost of shares repurchased (834,783 and 2,073,193 shares, respectively)               (8,743,522)            (22,745,207)
                                                                                       ------------            ------------
Total                                                                                    (8,351,780)            (19,931,285)
                                                                                       ------------            ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                            (43,567,037)            (38,979,096)
                                                                                       ------------            ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                (46,176,910)            (47,807,955)

NET ASSETS
   Beginning of period                                                                  111,768,871             159,576,826
                                                                                       ------------            ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $364,181
      AND $1,260,840, RESPECTIVELY)                                                    $ 65,591,961            $111,768,871
                                                                                       ============            ============

                        See Notes to Financial Statements
12

Phoenix Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                 CLASS A
                                             ---------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                         YEAR ENDED OCTOBER 31,
                                             APRIL 30, 2007   ----------------------------------------------------------
                                               (UNAUDITED)      2006         2005        2004         2003         2002
Net asset value, beginning of period             $11.19       $11.87       $11.51       $11.39       $12.09       $10.95

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                 0.06         0.12        (0.03)       (0.16)       (0.23)       (0.16)
   Net realized and unrealized gain (loss)        (0.17)       (0.80)        0.39         0.28        (0.47)        1.44
                                                 ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.11)       (0.68)        0.36         0.12        (0.70)        1.28
                                                 ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.22)          --           --           --           --        (0.14)
                                                 ------       ------       ------       ------       ------       ------
Change in net asset value                         (0.33)       (0.68)        0.36         0.12        (0.70)        1.14
                                                 ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                   $10.86       $11.19       $11.87       $11.51       $11.39       $12.09
                                                 ======       ======       ======       ======       ======       ======
Total return(1)                                   (0.85)%(4)   (5.81)%       3.13 %       1.05 %      (5.79)%      11.85 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $52,971      $89,054     $111,133      $70,892      $72,428      $61,582

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses
     (including dividends on short sales,
     after expense reimbursement and
     fee waivers)                                  3.89 %(3)    3.63 %       3.65 %       3.42 %       3.85 %       3.47 %
   Gross operating expenses
     (including dividends on short sales,
     before expense reimbursement and
     fee waivers)                                  4.25 %(3)    3.63 %       3.65 %       3.42 %       3.85 %       3.68 %
   Net operating expenses
     (excluding dividends on short sales,
     after expense reimbursement and
     fee waivers)                                  2.00 %(3)    2.19 %       2.20 %       2.21 %       2.29 %       2.30 %
   Net investment income (loss)                    1.17 %(3)    1.04 %      (0.26)%      (1.45)%      (2.08)%      (1.33)%
Portfolio turnover                                  228 %(4)     285 %        177 %        175 %        329 %        456 %



                                                                                 CLASS B
                                             ---------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                         YEAR ENDED OCTOBER 31,
                                             APRIL 30, 2007   ----------------------------------------------------------
                                               (UNAUDITED)      2006         2005        2004         2003         2002
Net asset value, beginning of period             $10.80       $11.55       $11.28       $11.24       $12.02       $10.87
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                 0.04         0.02        (0.13)       (0.24)       (0.31)       (0.23)
   Net realized and unrealized gain (loss)        (0.18)       (0.77)        0.40         0.28        (0.47)        1.43
                                                 ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.14)       (0.75)        0.27         0.04        (0.78)        1.20
                                                 ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.14)          --           --           --           --        (0.05)
                                                 ------       ------       ------       ------       ------       ------
Change in net asset value                         (0.28)       (0.75)        0.27         0.04        (0.78)        1.15
                                                 ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                   $10.52       $10.80       $11.55       $11.28       $11.24       $12.02
                                                 ======       ======       ======       ======       ======       ======
Total return(1)                                   (1.36)%(4)   (6.41)%       2.39 %       0.36 %      (6.49)%      11.10 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $3,071       $4,338       $7,859      $12,290      $16,359      $15,381

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses
     (including dividends on short sales,
     after expense reimbursement and
     fee waivers)                                  4.43 %(3)    4.39 %       4.36 %       4.11 %       4.50 %       4.26 %
   Gross operating expenses
     (including dividends on short sales,
     before expense reimbursement and
     fee waivers)                                  4.84 %(3)    4.39 %       4.36 %       4.11 %       4.50 %       4.61 %
   Net operating expenses
     (excluding dividends on short sales,
     after expense reimbursement and
     fee waivers)                                  2.75 %(3)    2.91 %       2.90 %       2.91 %       2.99 %       3.00 %
   Net investment income (loss)                    0.69 %(3)    0.22 %      (1.14)%      (2.15)%      (2.74)%      (2.02)%
Portfolio turnover                                  228 %(4)     285 %        177 %        175 %        329 %        456 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

Phoenix Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                 CLASS C
                                             ---------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                         YEAR ENDED OCTOBER 31,
                                             APRIL 30, 2007   ----------------------------------------------------------
                                               (UNAUDITED)      2006         2005        2004         2003         2002
Net asset value, beginning of period             $10.75       $11.49       $11.22       $11.18       $11.96       $10.83
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                 0.03         0.02        (0.11)       (0.24)       (0.31)       (0.23)
   Net realized and unrealized gain (loss)        (0.17)       (0.76)        0.38         0.28        (0.47)        1.42
                                                 ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.14)       (0.74)        0.27         0.04        (0.78)        1.19
                                                 ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.14)          --           --           --           --        (0.06)
                                                 ------       ------       ------       ------       ------       ------
Change in net asset value                         (0.28)       (0.74)        0.27         0.04        (0.78)        1.13
                                                 ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                   $10.47       $10.75       $11.49       $11.22       $11.18       $11.96
                                                 ======       ======       ======       ======       ======       ======
Total return(1)                                   (1.27)%(4)   (6.44)%       2.41 %       0.36 %      (6.44)%      11.01 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $9,550      $18,377      $40,584      $25,779      $31,102      $24,449

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses
     (including dividends on short sales,
     after expense reimbursement and
     fee waivers)                                  4.48 %(3)    4.41 %       4.35 %       4.12 %       4.54 %       4.22 %
   Gross operating expenses
     (including dividends on short sales,
     before expense reimbursement and
     fee waivers)                                  4.88 %(3)    4.41 %       4.35 %       4.12 %       4.54 %       4.51 %
   Net operating expenses
     (excluding dividends on short sales,
     after expense reimbursement and
     fee waivers)                                  2.75 %(3)    2.92 %       2.90 %       2.91 %       2.99 %       3.00 %
   Net investment income (loss)                    0.62 %(3)    0.19 %      (0.97)%      (2.15)%      (2.77)%      (2.02)%
Portfolio turnover                                  228 %(4)     285 %        177 %        175 %        329 %        456 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements
14

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED)


1. ORGANIZATION

   Phoenix Portfolios (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently one Fund, the Phoenix Market Neutral Fund (the "Fund"), is offered for sale. The Fund is diversified and has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

   The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year following purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based on current interpretations of the tax rules and regulations that exist in the markets in which it invests.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


likely to be realized. FIN 48 is effective six months after the fiscal year ended October 31, 2007. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation by Management of the impact that may result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments and securities sold short: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

F. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amount.

G. SHORT SALES:

   A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

   At April 30, 2007, the value of securities sold short amounted to $56,811,451 against which collateral of $113,572,343 was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short appreciate in value, thereby increasing potential losses.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund. PIC is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX").

   Euclid Advisors LLC ("Euclid") serves as the sub-adviser to the Fund. Euclid is a wholly-owned subsidiary of Phoenix/Zweig Advisers LLC ("PZA"), which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). PXP is the indirect wholly-owned asset management subsidiary of PNX. Phoenix and Euclid are affiliated investment advisers.

   Effective December 1, 2006, the Adviser has contractually agreed to waive 0.15% of its management fee through February 28, 2008. The Adviser will not seek to recapture any fees waived under this arrangement, unless authorized to do so by the Board of Trustees.

   Effective December 1, 2006, the Adviser has voluntarily agreed to limit total operating expenses (excluding dividends on short sales, interest, taxes and extraordinary expenses) so that such expenses do not exceed 1.77% for Class A Shares, 2.52% for Class B Shares and 2.52% for Class C Shares. The adviser may discontinue this voluntary expense cap at any time. The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement, unless authorized to do so by the Board of Trustees.

   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $398 for Class A shares, deferred sales charges of $13,164 for Class B shares and $4,700 for Class C shares for the six-month period (the "period") ended April 30, 2007.

   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended April 30, 2007, the Trust incurred administration fees totaling $29,581.

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended April 30, 2007, transfer agent fees were $68,053.

   At April 30, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held 2,844,956 Class A shares of the Fund with a value of $30,896,933.

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at April 30, 2007.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities) for the period ended April 30, 2007 were as follows:

   Purchases.........................      $133,728,881
   Sales.............................       183,981,103
   Short sales.......................       137,550,471
   Purchases to cover short sales....       190,122,651

   There were no purchases or sales of long-term U.S. Government securities.

5. CREDIT RISK AND ASSET CONCENTRATIONS

   Since the Fund does not clear its own short selling transactions, it has established accounts with its broker for this purpose. This results in concentration of credit risk with the brokerage firm. Such risk, however, is mitigated by the broker's obligation to comply with rules and regulations governing their business activities. These rules and regulations generally require maintenance of net capital and segregation of customer's funds and securities from holdings of the firm. In the event that the clearing broker becomes insolvent, recovery of segregated funds may be limited to a pro rata share of all customer-segregated funds available. In such an instance, the Fund could incur losses to the extent that the recovery amount is less than the total cash and other securities deposited with the clearing broker.

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments.

6. ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments and Securities Sold Short where applicable.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At April 30, 2007, the Fund held the following restricted securities:

                                                         Market          % of
                            Acquisition   Acquisition   Value Net       Assets
                               Date           Cost      at 4/30/07   at 4/30/07
                            -----------   -----------   ----------   ----------
Telefonica Moviles S.A.      12/20/01          $--          $--          0.0%
Telefonica Data
  Argentina S.A.             12/20/01           --           --          0.0

   At the end of the period, the value of restricted securities amounted to $0 or 0.0% of net assets.

   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

PHOENIX PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


7. INDEMNIFICATIONS

   Under the Fund's organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

   The Fund has the following capital loss carryovers which may be used to offset future capital gains:

                                 Expiration Year
-----------------------------------------------------------------------------
   2007             2008            2011             2014            Total
----------      ----------      -----------      ----------       -----------
$1,007,039      $5,119,432      $10,522,031      $7,527,516       $24,176,018

   The Fund may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX MARKET NEUTRAL FUND (THE "FUND")
APRIL 30, 2007 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. The Board, including a majority of the independent Trustees, at a meeting held on November 16, 2006, renewed the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund, and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Euclid Advisors LLC ("Subadvisor"), each of which took effect on September 1, 2006. Prior to September 1, 2006, Euclid Advisors LLC had acted as investment adviser to the Fund. Effective September 1, 2006, PIC became Investment Adviser and Euclid became Subadvisor as a result of a realignment in investment advisers wholly owned and controlled by Phoenix Investment Partners, Inc. The Fund relied on opinion of special counsel to determine these actions were not an assignment of the advisory contract that is subject to shareholder approval. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement, the Subadvisor provides the day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.


ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to other funds managed by PIC and which would be provided to the Fund, such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board noted that PIC would be responsible for the general oversight of the investment programs of the Fund and the monitoring of the Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifica tions from the Subadvisor and would conduct compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board did not separately review performance for PIC as the Advisory Agreement was in effect only as of September 1, 2006.

   PROFITABILITY. The Board also considered the level of profits expected to be realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its expected profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the contractual fee waivers and voluntary expense cap provided to the Fund by PIC. The Board concluded that the expected profitability to PIC from the Fund was reasonable.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fee and total expense ratio of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses and the management fee of the Fund had both been higher than those for the peer group. Management then agreed to contractually waive 0.15% of the management fee through November 30, 2007, resulting in a contractual management fee of 1.35% that was at the median of the peer group. Additionally, the Board then accepted Management's offer of a voluntary expense cap that may be discontinued at any time of the Fund's total expenses at 1.773% for Class A shares, which was equal to the average total expenses for comparable funds. The Board then concluded that the Fund's management fee and total expenses were reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX MARKET NEUTRAL FUND (THE "FUND")
APRIL 30, 2007 (UNAUDITED) (CONTINUED)


   ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor are reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers in managing other accounts, as well as managing the Fund as investment adviser until September 1, 2006. In this regard, the Board noted that each member of the portfolio management team had over 12 years of experience in the investment management business. The Board also considered the Subadvisor's experience in managing approximately $346 million in assets. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year periods ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund trailed its benchmark and Lipper peer group for all periods reported and discussed with Management the issues that led to the poor performance. The Board determined the Fund should remain on the list of funds to be monitored each quarter to determine with Management if further action should be taken.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor, noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board reviewed the subadvisory fees along with fees charged by the Subadvisor to comparative funds that it managed, but also noted that the subadvisory fees are paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders, but noted that any economies would be generated with respect to PIC because the Fund does not pay the subadvisory fee.

PHOENIX PORTFOLIOS
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck


OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06103-2836

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIANS
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                            ---------------
                                                               PRESORTED
                                                               STANDARD
                                                             U.S. POSTAGE
                                                                 PAID
                                                            Louisville, KY
                                                            Permit No. 1051
                                                            ---------------


[GRAPHIC OMITTED]

PHOENIX

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP2180A                                                                   6-07
BPD31887

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the  1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

  (b)     Certifications  pursuant  to  Rule  30a-2(b) under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              Phoenix Portfolios
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date              July 9, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date              July 9, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                          W. Patrick Bradley, Chief Financial Officer
                          and Treasurer
                          (principal financial officer)

Date              July 9, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.